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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-04963

The Berwyn Funds

(Exact name of registrant as specified in charter)

1189 Lancaster Avenue Berwyn, Pennsylvania	19312
(Address of principal executive offices)	(Zip code)

Kevin M. Ryan

The Killen Group, Inc.         1189 Lancaster Avenue         Berwyn, Pennsylvania 19312

(Name and address of agent for service)

Registrant's telephone number, including area code:  (610) 296-7222

Date of fiscal year end:         December 31, 2013

Date of reporting period:       September 30, 2013

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

BERWYN FUND
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

COMMON STOCKS - 94.0%	Shares	Value
CONSUMER DISCRETIONARY - 19.6%
AUTO COMPONENTS - 2.5%
Spartan Motors, Inc.#	1,875,927	$11,386,877

AUTOMOBILES - 2.7%
Winnebago Industries, Inc.+	482,403	12,523,182

HOTELS, RESTAURANTS & LEISURE - 1.9%
Ruth's Hospitality Group, Inc.	729,242	8,648,810

HOUSEHOLD DURABLES - 1.8%
Hooker Furniture Corp.#	559,811	8,369,174

LEISURE EQUIPMENT & PRODUCTS - 4.8%
Callaway Golf Co.	1,559,478	11,103,483
LeapFrog Enterprises, Inc.+	1,177,100	11,088,282
		22,191,765
SPECIALTY RETAIL - 3.7%
bebe stores, inc.	1,399,359	8,522,097
Genesco, Inc.+	43,100	2,826,498
Jos. A. Bank Clothiers, Inc.+	133,920	5,887,123
		17,235,718
TEXTILES, APPAREL & LUXURY GOODS - 2.2%
Crocs, Inc.+	757,200	10,305,492

CONSUMER STAPLES - 2.0%
FOOD PRODUCTS - 2.0%
Sanderson Farms, Inc.	144,500	9,427,180

ENERGY - 7.3%
ENERGY EQUIPMENT & SERVICES - 4.6%
Gulf Island Fabrication, Inc.	359,871	8,820,438
Newpark Resources, Inc.+	998,850	12,645,441
		21,465,879
OIL, GAS & CONSUMABLE FUELS - 2.7%
Evolution Petroleum Corp.+	394,200	4,438,692
VAALCO Energy, Inc.+	1,433,600	7,999,488
		12,438,180

See Accompanying Notes to Schedules of Investments.

BERWYN FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.0% (Continued)	Shares	Value
FINANCIALS - 8.8%
COMMERCIAL BANKS - 2.5%
City Holding Co.	262,943	$11,369,655

INSURANCE - 3.8%
Hallmark Financial Services, Inc.#+	972,676	8,627,636
Horace Mann Educators Corp.	323,750	9,188,025
		17,815,661
THRIFTS & MORTGAGE FINANCE - 2.5%
Dime Community Bancshares, Inc.	698,052	11,622,566

HEALTH CARE - 0.2%
LIFE SCIENCES TOOLS & SERVICES - 0.2%
Cambrex Corp.+	55,403	731,320

INDUSTRIALS - 26.1%
BUILDING PRODUCTS - 2.1%
AAON, Inc.	361,762	9,608,399

COMMERCIAL SERVICES & SUPPLIES - 9.2%
Ennis, Inc.	560,005	10,102,490
Knoll, Inc.	600,000	10,164,000
McGrath RentCorp	333,032	11,889,242
US Ecology, Inc.	341,175	10,279,603
		42,435,335
CONSTRUCTION & ENGINEERING - 2.6%
Granite Construction, Inc.	386,429	11,824,727

ELECTRICAL EQUIPMENT - 2.2%
Encore Wire Corp.	263,195	10,380,411

MACHINERY - 5.3%
FreightCar America, Inc.	220,945	4,569,143
Graham Corp.	386,282	13,956,369
Tennant Co.	101,324	6,282,088
		24,807,600
MARINE - 2.7%
Diana Shipping, Inc.+	1,040,100	12,554,007

See Accompanying Notes to Schedules of Investments.

BERWYN FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.0% (Continued)	Shares	Value
INDUSTRIALS - 26.1% (Continued)
TRADING COMPANIES & DISTRIBUTORS - 2.0%
Houston Wire & Cable Co.	695,061	$9,362,472

INFORMATION TECHNOLOGY - 22.0%
COMPUTERS & PERIPHERALS - 2.7%
Synaptics, Inc.+	280,350	12,413,898

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 9.0%
Methode Electronics, Inc.	705,630	19,757,640
Plexus Corp.+	265,500	9,876,600
ScanSource, Inc.+	352,400	12,193,040
		41,827,280
IT SERVICES - 2.8%
Unisys Corp.+	516,200	13,003,078

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.4%
Advanced Energy Industries, Inc.+	544,300	9,536,136
Micrel, Inc.	1,111,839	10,128,853
Rudolph Technologies, Inc.+	892,823	10,178,182
		29,843,171
SOFTWARE - 1.1%
VASCO Data Security International, Inc.+	611,661	4,826,005

MATERIALS - 6.1%
CHEMICALS - 4.6%
KMG Chemicals, Inc.	509,338	11,200,343
Landec Corp.+	849,188	10,360,094
		21,560,437
METALS & MINING - 1.5%
Olympic Steel, Inc.	248,700	6,908,886

TELECOMMUNICATION SERVICES - 1.9%
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.9%
Vonage Holdings Corp.+	2,844,800	8,932,672

TOTAL COMMON STOCKS (Cost $337,781,719)		$435,819,837

See Accompanying Notes to Schedules of Investments.

BERWYN FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.1%	Shares	Value
Fidelity Institutional Money Market Portfolio - Select Class, 0.01% ^ (Cost $19,183,897)	19,183,897	$19,183,897

TOTAL INVESTMENTS AT VALUE - 98.1% (Cost $356,965,616)		$455,003,734

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.9%		8,758,052

NET ASSETS - 100.0%		$463,761,786

#	The Fund owned 5% or more of the company’s outstanding voting shares thereby making the company an affiliated company as that term is defined in the Investment Company Act of 1940 (Note 4).
+	Non-income producing security.
^	The rate shown is the 7-day effective yield as of September 30, 2013.

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

COMMON STOCKS - 27.7%	Shares	Value
CONSUMER DISCRETIONARY - 3.1%
AUTOMOBILES - 0.6%
Ford Motor Co.	690,000	$11,640,300

HOUSEHOLD DURABLES - 2.1%
Harman International Industries, Inc.	295,458	19,568,183
Newell Rubbermaid, Inc.	650,000	17,875,000
		37,443,183
SPECIALTY RETAIL - 0.4%
Chico's FAS, Inc.	401,965	6,696,737

CONSUMER STAPLES - 0.3%
PERSONAL PRODUCTS - 0.3%
Avon Products, Inc.	292,147	6,018,228

ENERGY - 3.0%
ENERGY EQUIPMENT & SERVICES - 1.0%
Tidewater, Inc.	295,800	17,537,982

OIL, GAS & CONSUMABLE FUELS - 2.0%
Chesapeake Energy Corp.	570,000	14,751,600
Peabody Energy Corp.	590,000	10,177,500
Suncor Energy, Inc.	340,000	12,165,200
		37,094,300
FINANCIALS - 3.6%
COMMERCIAL BANKS - 0.9%
Huntington Bancshares, Inc.	2,090,000	17,263,400

DIVERSIFIED FINANCIAL SERVICES - 0.3%
JPMorgan Chase & Co.	100,000	5,169,000

INSURANCE - 2.4%
Aflac, Inc.	300,000	18,597,000
Hartford Financial Services Group, Inc.	550,000	17,116,000
HCC Insurance Holdings, Inc.	172,422	7,555,532
		43,268,532
HEALTH CARE - 1.5%
HEALTH CARE PROVIDERS & SERVICES - 0.8%
Omnicare, Inc.	245,900	13,647,450

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 27.7% (Continued)	Shares	Value
HEALTH CARE - 1.5% (Continued)
PHARMACEUTICALS - 0.7%
GlaxoSmithKline plc - ADR	260,000	$13,044,200

INDUSTRIALS - 4.0%
COMMERCIAL SERVICES & SUPPLIES - 3.5%
Ennis, Inc.#	1,441,894	26,011,768
Pitney Bowes, Inc.	1,115,000	20,281,850
US Ecology, Inc.	607,659	18,308,766
		64,602,384
MACHINERY - 0.5%
Joy Global, Inc.	180,000	9,187,200

INFORMATION TECHNOLOGY - 10.1%
COMMUNICATIONS EQUIPMENT - 2.0%
Nokia Corp. - ADR+	3,500,000	22,785,000
PCTEL, Inc.#	1,455,730	12,883,211
		35,668,211
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.1%
Corning, Inc.	1,545,000	22,541,550
FLIR Systems, Inc.	620,000	19,468,000
Methode Electronics, Inc.	1,155,971	32,367,188
		74,376,738
OFFICE ELECTRONICS - 1.0%
Xerox Corp.	1,850,000	19,036,500

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.0%
Intel Corp.	800,000	18,336,000

SOFTWARE - 2.0%
CA, Inc.	603,000	17,891,010
Microsoft Corp.	550,000	18,320,500
		36,211,510
MATERIALS - 1.2%
CHEMICALS - 0.5%
Mosaic Co. (The)	225,000	9,679,500

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 27.7% (Continued)	Shares	Value
MATERIALS - 1.2% (Continued)
METALS & MINING - 0.7%
Cliffs Natural Resources, Inc.	620,000	$12,710,000

UTILITIES - 0.9%
ELECTRIC UTILITIES - 0.9%
Exelon Corp.	525,000	15,561,000

TOTAL COMMON STOCKS (Cost $404,838,662)		$504,192,355

PREFERRED STOCKS - 12.2%	Shares	Value
ENERGY - 1.0%
OIL, GAS & CONSUMABLE FUELS - 1.0%
Chesapeake Energy Corp. - CV	27,625	$2,566,363
Chesapeake Energy Corp. - 144A - CV	14,500	15,995,312
		18,561,675
FINANCIALS - 5.9%
CAPITAL MARKETS - 0.5%
Affiliated Managers Group, Inc., 5.25%	68,188	1,725,156
Affiliated Managers Group, Inc., 6.375%	311,381	7,087,032
		8,812,188
COMMERCIAL BANKS - 1.0%
Wells Fargo & Co. - Series N	449,412	9,446,640
Wells Fargo & Co. - Series P	450,110	9,695,369
		19,142,009
DIVERSIFIED FINANCIAL SERVICES - 0.9%
JPMorgan Chase & Co. - Series P	732,703	15,606,574

INSURANCE - 0.5%
Aflac, Inc., 5.50%	411,100	8,974,313

REAL ESTATE INVESTMENT TRUSTS (REIT) - 2.3%
Alexandria Real Estate Equity, Inc. - Series D - CV	404,025	10,391,523
Kimco Realty Corp. - Series H	21,717	541,839
Kimco Realty Corp. - Series I	49,304	1,081,730
Kimco Realty Corp. - Series J	363,039	7,180,911
Kimco Realty Corp. - Series K	333,378	6,794,244
Public Storage - Series V	530,676	11,165,423
Ramco-Gershenson Properties Trust - Series D - CV	80,813	4,755,037
		41,910,707

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

PREFERRED STOCKS - 12.2% (Continued)	Shares	Value
FINANCIALS - 5.9% (Continued)
THRIFTS & MORTGAGE FINANCE - 0.7%
New York Community Capital Trust V - CV	278,050	$13,652,255

HEALTH CARE - 1.5%
HEALTH CARE PROVIDERS & SERVICES - 1.5%
Omnicare Capital Trust II - Series B - CV	387,000	26,420,490

INDUSTRIALS - 1.8%
COMMERCIAL SERVICES & SUPPLIES - 0.9%
Pitney Bowes, Inc., 5.25%	30,843	771,075
Pitney Bowes, Inc., 6.70%	631,891	15,607,708
		16,378,783
MACHINERY - 0.9%
Stanley Black & Decker, Inc., 5.75%	766,445	16,877,119

MATERIALS - 2.0%
METALS & MINING - 2.0%
Cliffs Natural Resources, Inc. - Series A - CV	1,804,153	35,668,105

TOTAL PREFERRED STOCKS (Cost $219,681,385)		$222,004,218

CORPORATE BONDS - 40.0%	Par Value	Value
CONSUMER DISCRETIONARY - 9.8%
DIVERSIFIED CONSUMER SERVICES - 0.3%
Service Corp. International, 7.50%, due 04/01/27	$4,590,000	$4,865,400

HOTELS, RESTAURANTS & LEISURE - 1.3%
Ruby Tuesday, Inc., 7.625%, due 05/15/20	23,850,000	24,207,750

HOUSEHOLD DURABLES - 2.4%
D.R. Horton, Inc., 6.125%, due 01/15/14	2,000,000	2,025,000
D.R. Horton, Inc., 5.625%, due 09/15/14	3,000,000	3,090,000
D.R. Horton, Inc., 5.25%, due 02/15/15	17,702,000	18,233,060
D.R. Horton, Inc., 5.625%, due 01/15/16	8,328,000	8,869,320
Ethan Allen Global, Inc., 5.375%, due 10/01/15	10,500,000	10,920,000
		43,137,380

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 40.0% (Continued)	Par Value	Value
CONSUMER DISCRETIONARY - 9.8% (Continued)
LEISURE EQUIPMENT & PRODUCTS - 1.0%
Brunswick Corp., 144A, 4.625%, due 05/15/21	$8,209,000	$7,665,154
Brunswick Corp., 7.125%, due 08/01/27	9,900,000	10,271,250
		17,936,404
MULTI-LINE RETAIL - 1.7%
Family Dollar Stores, Inc., 5.00%, due 02/01/21	29,962,000	31,406,258

SPECIALTY RETAIL - 3.1%
Best Buy Co., Inc., 3.75%, due 03/15/16	6,250,000	6,437,500
Best Buy Co., Inc., 5.00%, due 08/01/18	2,000,000	2,055,000
Best Buy Co., Inc., 5.50%, due 03/15/21	41,199,000	41,199,000
Woolworth Corp., 8.50%, due 01/15/22	7,000,000	7,866,250
		57,557,750
CONSUMER STAPLES - 2.4%
FOOD PRODUCTS - 2.4%
Archer-Daniels-Midland Co., 0.875%, due 02/15/14 CV	42,500,000	43,243,750

ENERGY - 2.6%
OIL, GAS & CONSUMABLE FUELS - 2.6%
Chesapeake Energy Corp., 2.75%, due 11/15/35 CV	13,000,000	13,422,500
Peabody Energy Corp., 4.75%, due 12/15/41 CV	41,239,000	33,094,297
		46,516,797
FINANCIALS - 0.9%
REAL ESTATE INVESTMENT TRUSTS (REIT) - 0.9%
Health Care REIT, Inc., 4.95%, due 01/15/21	16,170,000	17,123,771

HEALTH CARE - 7.8%
HEALTH CARE EQUIPMENT & SUPPLIES - 1.2%
Hologic, Inc, 2.00%, due 12/15/37	6,825,000	6,833,531
Teleflex, Inc., 6.875%, due 06/01/19	13,870,000	14,632,850
		21,466,381

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 40.0% (Continued)	Par Value	Value
HEALTH CARE - 7.8% (Continued)
HEALTH CARE PROVIDERS & SERVICES - 2.2%
Hanger Orthopedic Group, Inc., 7.125%, due 11/15/18	$17,050,000	$18,158,250
HealthSouth Corp., 5.75%, due 11/01/24	22,983,000	22,178,595
		40,336,845
LIFE SCIENCES TOOLS & SERVICES - 2.5%
Illumina, Inc., 144A, 0.25%, due 03/15/16 CV	40,000,000	45,650,000

PHARMACEUTICALS - 1.9%
Hospira, Inc., 5.60%, due 09/15/40	39,152,000	34,463,039

INDUSTRIALS - 7.6%
AEROSPACE & DEFENSE - 1.6%
L-3 Communications Holdings, Inc., 3.00%, due 08/01/35 CV	26,500,000	28,851,875

COMMERCIAL SERVICES & SUPPLIES - 1.9%
Deluxe Corp., Series B, 5.125%, due 10/01/14	23,951,000	24,549,775
Deluxe Corp., 7.00%, due 03/15/19	9,560,000	10,133,600
		34,683,375
ELECTRICALC EQUIPMENT - 2.8%
General Cable Corp., 0.875%, due 11/15/13 CV	51,021,000	50,989,112

MACHINERY - 1.3%
Navistar International Corp., 3.00%, due 10/15/14	23,500,000	23,808,438

INFORMATION TECHNOLOGY - 8.7%
COMMUNICATIONS EQUIPMENT - 1.7%
Nokia Corp., 5.375%, due 05/15/19	13,000,000	13,195,000
Nokia Corp., 6.625%, due 05/15/39	18,786,000	18,034,560
		31,229,560
IT SERVICES - 2.0%
WEX, Inc., 144A, 4.75%, due 02/01/23	40,269,000	36,644,790

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 40.0% (Continued)	Par Value	Value
INFORMATION TECHNOLOGY - 8.7% (Continued)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.6%
Lam Research Corp., 0.50%, due 05/15/16 CV	$25,000,000	$28,281,250

SOFTWARE - 3.4%
Cadence Design Systems, Inc., 1.50%, due 12/15/13 CV	14,400,000	14,346,000
TIBCO Software, Inc., 2.25%, due 05/01/32 CV	46,675,000	47,404,297
		61,750,297
MATERIALS - 0.2%
METALS & MINING - 0.2%
Alcoa, Inc., 5.87%, due 02/23/22	4,349,000	4,349,470

TOTAL CORPORATE BONDS (Cost $696,614,089)		$728,499,692

MONEY MARKET FUNDS - 19.6%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01%^	87,510,210	$87,510,210
Fidelity Institutional Money Market Portfolio - Select Class, 0.01%^	89,914,927	89,914,927
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.02%^	89,914,927	89,914,927
Wells Fargo Advantage Heritage Money Market Fund - Institutional Class, 0.01%^	89,914,927	89,914,927
TOTAL MONEY MARKET FUNDS (Cost $357,254,991)		$357,254,991

TOTAL INVESTMENTS AT VALUE - 99.5% (Cost $1,678,389,127)		$1,811,951,256

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		9,899,010

NET ASSETS - 100.0%		$1,821,850,266

ADR	-	American Depositary Receipt.
CV	-	Convertible Security.
144A	-
This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933.  This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.

See Accompanying Notes to Schedules of Investments.

#	The Fund owned 5% or more of the company’s outstanding voting shares thereby making the company an affiliated company as that term is defined in the Investment Company Act of 1940 (Note 4).
+	Non-income producing security.
^	The rate shown is the 7-day effective yield as of September 30, 2013.

See Accompanying Notes to Schedules of Investments.

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

COMMON STOCKS - 91.3%	Shares	Value
CONSUMER DISCRETIONARY - 14.8%
AUTOMOBILES - 7.1%
Ford Motor Co.	36,300	$612,381
Thor Industries, Inc.	11,575	671,813
		1,284,194
HOUSEHOLD DURABLES - 3.9%
Harman International Industries, Inc.	10,575	700,382

SPECIALTY RETAIL - 3.8%
Chico's FAS, Inc.	10,650	177,429
Gap, Inc. (The)	6,875	276,925
Lowe's Cos., Inc.	5,000	238,050
		692,404
CONSUMER STAPLES - 1.0%
PERSONAL PRODUCTS - 1.0%
Avon Products, Inc.	8,850	182,310

ENERGY - 11.4%
ENERGY EQUIPMENT & SERVICES - 6.0%
Helmerich & Payne, Inc.	8,025	553,324
Tidewater, Inc.	9,025	535,092
		1,088,416
OIL, GAS & CONSUMABLE FUELS - 5.4%
Chevron Corp.	3,550	431,325
Suncor Energy, Inc.	15,050	538,489
		969,814
FINANCIALS - 16.2%
CAPITAL MARKETS - 2.9%
Bank of New York Mellon Corp. (The)	17,650	532,853

COMMERCIAL BANKS - 3.1%
Wells Fargo & Co.	13,800	570,216

DIVERSIFIED FINANCIAL SERVICES - 2.8%
JPMorgan Chase & Co.	9,700	501,393

INSURANCE - 6.6%
Chubb Corp. (The)	2,925	261,086
HCC Insurance Holdings, Inc.	11,000	482,020

See Accompanying Notes to Schedules of Investments.

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.3% (Continued)	Shares	Value
FINANCIALS - 16.2% (Continued)
INSURANCE - 6.6% (Continued)
Unum Group	14,650	$445,946
		1,189,052
THRIFTS & MORTGAGE FINANCE - 0.8%
New York Community Bancorp, Inc.	9,375	141,656

HEALTH CARE - 3.6%
PHARMACEUTICALS - 3.6%
GlaxoSmithKline plc - ADR	8,200	411,394
Johnson & Johnson	2,725	236,230
		647,624
INDUSTRIALS - 12.1%
COMMERCIAL SERVICES & SUPPLIES - 2.9%
Pitney Bowes, Inc.	28,525	518,870

CONSTRUCTION & ENGINEERING - 3.2%
Jacobs Engineering Group, Inc.+	10,000	581,800

INDUSTRIAL CONGLOMERATES - 1.3%
3M Co.	2,000	238,820

MACHINERY - 4.7%
Dover Corp.	6,450	579,403
Lincoln Electric Holdings, Inc.	4,175	278,139
		857,542
INFORMATION TECHNOLOGY - 23.9%
COMMUNICATIONS EQUIPMENT - 6.7%
ADTRAN, Inc.	21,700	578,088
Nokia Corp. - ADR+	98,725	642,700
		1,220,788
COMPUTERS & PERIPHERALS - 0.7%
Hewlett-Packard Co.	5,700	119,586

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 7.3%
Corning, Inc.	27,425	400,131
FLIR Systems, Inc.	15,000	471,000
Itron, Inc.+	10,475	448,644
		1,319,775

See Accompanying Notes to Schedules of Investments.

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.3% (Continued)	Shares	Value
INFORMATION TECHNOLOGY - 23.9% (Continued)
OFFICE ELECTRONICS - 1.5%
Xerox Corp.	26,200	$269,598

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
Intel Corp.	18,725	429,177

SOFTWARE - 5.3%
CA, Inc.	17,450	517,742
Microsoft Corp.	13,100	436,361
		954,103
MATERIALS - 8.3%
METALS & MINING - 8.3%
Alcoa, Inc.	31,650	256,998
Allegheny Technologies, Inc.	14,750	450,170
Nucor Corp.	9,900	485,298
Reliance Steel & Aluminum Co.	4,300	315,061
		1,507,527

TOTAL COMMON STOCKS (Cost $12,627,162)		$16,517,900

MONEY MARKET FUNDS - 8.7%	Shares	Value
Fidelity Institutional Money Market Portfolio - Select Class, 0.01%^	887,118	$887,118
Wells Fargo Advantage Heritage Money Market Fund - Institutional Class, 0.01%^	677,244	677,244
TOTAL MONEY MARKET FUNDS (Cost $1,564,362)		$1,564,362

TOTAL INVESTMENTS AT VALUE - 100.0% (Cost $14,191,524)		$18,082,262

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%)*		(5,802)

NET ASSETS - 100.0%		$18,076,460

ADR	-	American Depositary Receipt.

+	Non-income producing security.
^	The rate shown is the 7-day effective yield as of September 30, 2013.
*	Percentage rounds to less than (0.1%).

See Accompanying Notes to Schedules of Investments.

THE BERWYN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2013 (Unaudited)

1.   Securities Valuation

Securities of Berwyn Fund, Berwyn Income Fund and Berwyn Cornerstone Fund (the “Funds”) are valued at their market value, which usually means the last quoted sales price on a security’s principal exchange or, in the case of an equity security listed on the National Association of Dealers’ Automated Quotation System (“NASDAQ”), its NASDAQ Official Closing Price. Securities not traded on the valuation date, all bonds and other securities not listed on a national securities exchange are valued at the last quoted bid price.  Short-term investments may be valued at amortized cost which approximates market value.  The value of other assets and securities for which no quotations are readily available, or quotations for which the Funds’ investment advisor believes do not reflect market value, are valued at fair value as determined in good faith by the advisor under the supervision of the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Factors in determining portfolio investments subject to fair value determination include, but are not limited to the following:  only a bid price or an asked price is available; the spread between bid and asked prices is substantial; infrequency of sales; the thinness of the market; the size of reported trades; a temporary lapse in the provision of prices by a reliable pricing source, and actions of the securities markets, such as the suspension or limitation of trading.

Generally accepted accounting principles (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Corporate Bonds held by Berwyn Income Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2013 by security type:

Berwyn Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$435,819,837	$-	$-	$435,819,837
Money Market Funds	19,183,897	-	-	19,183,897
Total	$455,003,734	$-	$-	$455,003,734

Berwyn Income Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$504,192,354	$-	$-	$504,192,354
Preferred Stocks	222,004,218	-	-	222,004,218
Corporate Bonds	-	728,499,692	-	728,499,692
Money Market Funds	357,254,992	-	-	357,254,992
Total	$1,083,451,564	$728,499,692	$-	$1,811,951,256

Berwyn Cornerstone Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$16,517,900	$-	$-	$16,517,900
Money Market Funds	1,564,362	-	-	1,564,362
Total	$18,082,262	$-	$-	$18,082,262

THE BERWYN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Refer to each Fund’s Schedule of Investments for a listing of the securities by security type and industry type.  As of September 30, 2013, the Funds did not have any transfers in and out of any Level. The Funds did not have any assets or liabilities or derivative instruments that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of September 30, 2013. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.    Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.    Federal Income Tax

The following information is computed on a tax basis for each item as of September 30, 2013:

	Berwyn Fund	Berwyn Income Fund	Berwyn Cornerstone Fund
Cost of portfolio investments	$358,286,498	$1,686,115,057	$14,214,486
Gross unrealized appreciation	$105,133,610	$156,781,468	$4,124,828
Gross unrealized depreciation	(8,416,374)	(30,945,269)	(257,052)
Net unrealized appreciation	$96,717,236	$125,836,199	$3,867,776

The difference between the federal income tax cost of portfolio investments and the Schedules of Investments cost for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.  Affiliated Investment

A company is considered an affiliate of a Fund under the Investment Company Act of 1940 if the Fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company.  Accordingly, the following holdings are considered affiliates of Berwyn Fund and Berwyn Income Fund.  Further detail on these holdings during the nine months ended September 30, 2013 appears below:

Berwyn Fund:
	Hallmark Financial Services, Inc.	Hooker Furniture Corp.	Spartan Motors, Inc.

Percentage of Outstanding Voting Shares Owned	5.05%	5.21%	5.50%

Shares at Beginning of Period	855,761	571,811	1,531,002
Shares Purchased During the Period	128,915	-	357,125
Shares Sold During the Period	(12,000)	(12,000)	(12,200)
Shares at End of Period	972,676	559,811	1,875,927

Market Value at Beginning of Period	$8,027,038	$8,274,105	$7,532,530
Cost of Purchases During the Period	1,173,409	-	2,039,902
Cost of Sales During the Period	(132,285)	(183,678)	(75,184)
Change in Unrealized Appreciation (Depreciation)	(440,526)	278,747	1,889,629
Market Value at End of Period	$8,627,636	$8,369,174	$11,386,877

Net Realized (Gains) Losses During the Period	$(22,035)	$3,245	$(8,001)

Dividend Income Earned During the Period	$-	$168,443	$87,521

THE BERWYN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Berwyn Income Fund:
	Ennis, Inc.	PCTEL, Inc.

Percentage of Outstanding Voting Shares Owned	5.50%	7.88%

Shares at Beginning of Period	1,602,008	-
Shares Purchased During the Period	-	1,455,730
Shares Sold During the Period	(160,114)	-
Shares at End of Period	1,441,894	1,455,730

Market Value at Beginning of Period	$24,783,064	$-
Cost of Purchases During the Period	-	13,665,206
Cost of Sales During the Period	(2,168,704)	-
Change in Unrealized Appreciation (Depreciation)	3,397,408	(781,995)
Market Value at End of Period	$26,011,768	$12,883,211

Net Realized Gains During the Period	$550,651	$-

Dividend Income Earned During the Period	$262,711	$45,664

5.  Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector.  In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share.  As of September 30, 2013, Berwyn Fund had 26.1% of the value of its net assets invested in stocks within the Industrials sector. From time to time, circumstances may affect a particular sector and the companies within such sector.  For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected.

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Berwyn Funds

By (Signature and Title)*		/s/ Robert E. Killen
Robert E. Killen, President

Date	November 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Robert E. Killen
Robert E. Killen, President

Date	November 22, 2013

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	November 22, 2013

*	Print the name and title of each signing officer under his or her signature.